BUSINESS COMBINATIONS - Summary of Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jul. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities assumed:
Goodwill		$ 329,589	$ 334,620	$ 334,620
Obagi and Milk Business Combinations
Total Purchase Price:
Cash consideration	$ 467,027
Equity consideration	477,911
Cash repayment of debt	140,047
Total purchase consideration	1,107,085
Fair value of assets acquired:
Cash and cash equivalents	17,942
Restricted cash	1,469
Account receivable, net	19,080
Related party receivable	526
Inventories	61,971
Prepaid expenses	4,827
Other current assets	359
Property and equipment	9,681
Intangible assets	662,800
Right-of-use assets	13,043
Other assets	227
Total identifiable assets acquired	791,925
Liabilities assumed:
Accounts payable and accrued expenses	25,141
Other current liabilities	18,395
Lease liabilities	16,566
Deferred income tax liabilities	28,073
Total liabilities assumed:	88,175
Net assets acquired	703,750
Purchase consideration	1,107,085
Goodwill	403,335
Obagi and Milk Business Combinations | Related Party
Total Purchase Price:
Related party liability	22,100
Obagi
Liabilities assumed:
Goodwill		194,517	199,548	199,548
Obagi | Obagi and Milk Business Combinations
Total Purchase Price:
Cash consideration	345,398
Equity consideration	277,824
Cash repayment of debt	136,112
Total purchase consideration	781,434
Fair value of assets acquired:
Cash and cash equivalents	15,850
Restricted cash	650
Account receivable, net	15,214
Related party receivable	327
Inventories	31,026
Prepaid expenses	4,307
Other current assets	359
Property and equipment	1,245
Intangible assets	505,300
Right-of-use assets	4,811
Other assets	227
Total identifiable assets acquired	579,316
Liabilities assumed:
Accounts payable and accrued expenses	18,699
Other current liabilities	12,912
Lease liabilities	6,461
Deferred income tax liabilities	28,073
Total liabilities assumed:	66,145
Net assets acquired	513,171
Purchase consideration	781,434
Goodwill	268,263
Obagi | Obagi and Milk Business Combinations | Related Party
Total Purchase Price:
Related party liability	22,100
Milk
Liabilities assumed:
Goodwill		$ 135,072	$ 135,072	$ 135,072
Milk | Obagi and Milk Business Combinations
Total Purchase Price:
Cash consideration	121,629
Equity consideration	200,087
Cash repayment of debt	3,935
Total purchase consideration	325,651
Fair value of assets acquired:
Cash and cash equivalents	2,092
Restricted cash	819
Account receivable, net	3,866
Related party receivable	199
Inventories	30,945
Prepaid expenses	520
Other current assets	0
Property and equipment	8,436
Intangible assets	157,500
Right-of-use assets	8,232
Other assets	0
Total identifiable assets acquired	212,609
Liabilities assumed:
Accounts payable and accrued expenses	6,442
Other current liabilities	5,483
Lease liabilities	10,105
Deferred income tax liabilities	0
Total liabilities assumed:	22,030
Net assets acquired	190,579
Purchase consideration	325,651
Goodwill	135,072
Milk | Obagi and Milk Business Combinations | Related Party
Total Purchase Price:
Related party liability	$ 0